Fair Value Measurements (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Y
Fair Value Measurements 1		777.00%
Fair Value Measurements 2		75.00%
Fair Value Measurements 3		4.67
Fair Value Measurements 4		0.00%
Fair Value Measurements 5		2,011
Fair Value Measurements 6		4
Fair Value Measurements 7		30.00%
Fair Value Measurements 8		$ 0.00
Fair Value Measurements 1	30.00%
Fair Value Measurements 2	$ 0.00